VESSELS AND OTHER FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
VESSELS AND OTHER FIXED ASSETS, NET
VESSELS AND OTHER FIXED ASSETS, NET
The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2010	$548,817	$87,000	$9,316	$834	$645,967
Additions	863	-	6,650	190	7,703
Transfer from Vessels Under Construction	79,197	38,708	-	-	117,905
Transfer to assets held for sale	(92,600)	(24,000)	(4,038)	-	(120,638)
Disposals — Discontinued operations	(102,794)	-	(2,959)	-	(105,753)
Loss on sale and leaseback	-	(208)	-	-	(208)
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	5	371
Balance at December 31, 2013	$56,966	$-	$2,561	$1,029	$60,556
Accumulated Depreciation and Amortization
Balance at December 31, 2010	$(184,640)	$(841)	$(4,662)	$(408)	$(190,551)
Depreciation and Amortization for the year	(26,497)	(8,068)	(3,384)	(312)	(38,261)
Impairment loss (Note 3)	(68,185)	(30,497)	(5,093)	-	(103,775)
Transfer to assets held for sale	20,672	10,932	2,952	-	34,556
Disposals — Discontinued operations	20,148	-	2,426	-	22,574
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)		(196)	(75)	(2,807)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(979)	$(25,489)
Net book value — December 31, 2010	$364,177	$86,159	$4,654	$426	$455,416
Net book value — December 31, 2011	$194,981	$73,026	$1,208	$304	$269,519
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503
Net book value — December 31, 2013	$33,979	$-	$1,038	$50	$35,067